Earnings (loss) per Share	12 Months Ended
Dec. 31, 2013
Earnings (loss) per Share
Earnings (loss) per Share

20.                           Earnings (loss) per Share

Earnings (loss) per share were calculated as follows:

	For the year ended December 31
	2011	2012	2013
Net income (loss) attributable to stockholders	$(844)	$(14,853)	$7,442

Basic weighted average number of common shares outstanding	54,608,919	54,926,440	55,301,276

Effect of dilutive securities:
Stock options	—	—	501,062
Diluted weighted average number of common shares outstanding	54,608,919	54,926,440	55,802,338
Basic earnings (loss) per share	$(0.02)	$(0.27)	$0.13
Diluted earnings (loss) per share	$(0.02)	$(0.27)	$0.13

Anti-dilutive options were not included in the diluted EPS calculation for the year ended December 31, 2011 and 2012.